UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment  [ ]; Amendment Number ___:
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Providence Equity Partners IV Inc.
Address:   50 Kennedy Plaza, 18th Floor
           Providence, RI 02903


Form 13F File Number:  02-12738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert S. Hull
Title: Chief Financial Officer, Providence Equity Partners L.L.C. and related Providence entities
Phone:   401-751-1700

Signature, Place, and Date of Signing:

/s/ Robert S. Hull             Providence,  RI                November 15, 2010
--------------------------------------------------------------------------------
     [Signature]                [City, State]                       [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Providence Equity Partners L.L.C.